Restructuring charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Net restructuring charges by component [Abstract]
Severance accruals	$ 3,011	$ 384	$ 5,834	$ 3,591
Severance reversals	(205)	(686)	(1,114)	(2,238)
Operating lease obligations	52	0	52	415
Operating lease reversals	0	(72)	0	(380)
Net restructuring accruals	2,858	(374)	4,772	1,388
Other costs	1,740	476	5,904	1,185
Net restructuring charges	4,598	102	10,676	2,573
Cost of goods sold	261	(1)	837	562
Operating expenses	4,337	103	9,839	2,011
Other restructuring disclosure [Abstract]
Number of employees included in severance accrual	100	40	190	115
Restructuring accruals, totals	5,836		5,836		6,798
Restructuring accruals reflected in the consolidated balance sheet as other non-current liabilities	144		144		363
Number of employees that had not yet started to receive severance benefits	160		160
Restructuring accruals reflected in the consolidated balance sheet as accrued liabilities	$ 5,692		$ 5,692		$ 6,435